Classification and measurement of financial instruments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Classification and measurement of financial instruments
25. Classification and measurement of financial instruments
Accounting classification and fair value hierarchy

						2021				2020
	Hierarchy of fair value measurement		Fair value a $m	Amortised cost $m	Not categorised as a financial instrument $m	Total $m	Fair value a $m	Amortised cost $m	Not categorised as a financial instrument $m	Total $m
Financial assets
Other financial assets	1,3	b	114	61	–	175	103	66	–	169
Cash and cash equivalents	1		1,025	425	–	1,450	892	783	–	1,675
Derivative financial instruments	2,3	c	–	–	–	–	5	–	–	5
Deferred compensation plan investments	1		256	–	–	256	236	–	–	236
Trade and other receivables	–		–	501	73	574	–	438	76	514

Financial liabilities
Derivative financial instruments	2		(62)	–	–	(62)	(18)	–	–	(18)
Deferred compensation plan liabilities	1		(256)	–	–	(256)	(236)	–	–	(236)
Loans and other borrowings	–		–	(2,845)	–	(2,845)	–	(3,767)	–	(3,767)
Trade and other payables	3		(73)	(566)	(29)	(668)	(79)	(444)	(37)	(560)

a
With the exception of equity securities, which are measured at fair value through other comprehensive income, all are measured at fair value through profit or loss. Of those, the financial assets related to the deferred compensation plan investments were designated as such upon initial recognition.

b	Of those measured at fair value, $8m (2020: $15m) are Level 1 and $106m (2020: $88m) are Level 3.

c	In 2020, $1m were Level 2 and $4m were Level 3.
Financial assets and liabilities measured at amortised cost whose carrying amount is not a reasonable approximation of fair value are as follows:

	Hierarchy of		2021		2020
	fair value measurement	Carrying value $m	Fair value $m	Carrying value $m	Fair value $m
Deferred purchase consideration	2	(12)	(13)	(24)	(26)
£173m 3.875% bonds 2022	1	(233)	(239)	(235)	(248)
€ 500m 1.625% bonds 2024	1	(565)	(585)	(611)	(630)
£300m 3.75% bonds 2025	1	(408)	(428)	(413)	(448)
£350m 2.125% bonds 2026	1	(473)	(471)	(479)	(489)
€ 500m 2.125% bonds 2027	1	(570)	(601)	(618)	(650)
£400m 3.375% bonds 2028	1	(537)	(566)	(542)	(603)
Right of offset
Other than in relation to cash pooling arrangements (see note 19), there are no financial instruments with a significant fair value subject to enforceable master netting arrangements and other similar agreements that are not offset in the Group statement of financial position.
Valuation techniques
Money market funds, deferred compensation plan investments and bonds
The fair value of money market funds, deferred compensation plan investments and bonds is based on their quoted market price.
Unquoted equity securities
Unquoted equity securities are fair valued using a discounted cash flow model, either internally or using professional external valuers. The significant unobservable inputs used to determine the fair value of the equity securities are RevPAR growth (based on the market-specific growth assumptions used by external valuers), pre-tax
discount rate which ranged from 6.3% to 9.3% (2020: 6.4% to 10.0%), and a non-marketability
factor which ranged from 20.0% to 30.0% (2020: 20.0% to 30.0%).
Applying a
one-year
slower/faster RevPAR recovery period would result in a $7m (2020: $6m/$8m) (decrease)/increase in fair value respectively. A one percentage point increase/decrease in the discount rate would result in a $9m (2020: $12m/$16m) (decrease)/increase in fair value respectively. A five percentage point increase/decrease in the non-marketability
factor would result in a $6m (2020: $5m) (decrease)/increase in fair value respectively.
Derivative financial instruments
Currency swaps are measured at the present value of future cash flows discounted back based on quoted forward exchange rates and the applicable yield curves derived from quoted interest rates. Adjustments for credit risk use observable credit default swap spreads.
The put option over part of the Group’s investment in the Barclay associate has been valued as the excess of the amount receivable under the option (which is based on the Group’s capital invested to date) over fair value. In 2021, the fair value of the hotel was derived from a limited update to the 2020 appraisals, provided by a professional external valuer. In 2020, the fair value of the hotel was based on the value as calculated for impairment testing using discounted future cash flows as described in note 16.
Deferred purchase consideration
Deferred purchase consideration arose in respect of the acquisition of Regent, and comprises the present value of $13m payable in 2024. The first instalment of $13m was paid in 2021. The discount rate applied is based on observable US corporate bond rates of similar term to the expected payment date.
Contingent purchase consideration
Regent $73m (2020: $74m)
In 2018, the Group acquired a 51% controlling interest in Regent Hospitality Worldwide, Inc (‘RHW’), with put and call options existing over the remaining 49% shareholding exercisable in a phased manner from 2026 to 2033. The Group has a present ownership interest in the remaining shares and the acquisition was accounted for as 100% owned with no non-controlling
interest recognised and contingent purchase consideration comprising the present value of the expected amounts payable on exercise of the options based on the annual trailing revenue of RHW in the year preceding exercise with a floor applied.
The value of the contingent purchase consideration is subject to periodic reassessment as interest rates and RHW revenue expectations change. At 31 December 2021, it is assumed that $39m will be paid in 2026 to acquire an additional 25% of RHW with the remaining 24% acquired in 2028 for $42m. This assumes that the options will be exercised at the earliest permissible date which is consistent with the assumption made on acquisition. The amount recognised is the discounted value of the total expected amount payable of $81m. The discount rate applied is based on observable US corporate bond rates of similar term to the expected payment dates. The range of possible outcomes remains unchanged from the date of acquisition at $81m to $261m (undiscounted).
The significant unobservable inputs used to determine the fair value of the contingent purchase consideration are the projected trailing revenues of RHW and the date of exercising the options. If the annual trailing revenue of RHW were to exceed the floor by 10%, the amount of the contingent purchase consideration recognised in the Group Financial Statements would increase by $7m (2020: $7m). If the date for exercising the options is assumed to be 2033, the amount of the undiscounted contingent purchase consideration would be $86m (2020: $86m).
UK portfolio $nil (2020: $nil)
The contingent purchase consideration comprises the present value of the above-market element of the expected lease payments to the lessor. The above-market assessment is determined by comparing the expected lease payments as a percentage of forecast hotel operating profit (before depreciation and rent) with market metrics, on a hotel by hotel basis. There is no floor to the amount payable and no maximum amount. Market rents were initially determined with assistance of professional third-party advisers. The fair value is subject to periodic reassessment as interest rates and expected lease payments change.
A fair value adjustment of $21m was recognised in 2020, resulting in a reduction to the value of the liability arising mainly from a reduction in expected future rentals payable such that there is no above-market element (see note 6). No further adjustment has been made in 2021. The fair value is not sensitive to reasonably possible changes in assumptions.
Six Senses $nil (2020: $5m)
The conditions related to a pipeline property have not been met such that no amounts will be paid.
Level 3 reconciliation

	Other financial assets $m	Derivative financial instruments $m	Contingent purchase consideration $m
At 1 January 2020	128	–	(91)
Additions	5	–	–
Transfers into Level 3	8	–	–
Repayments and disposals	(5)	–	–
Valuation losses recognised in other comprehensive income	(47)	–	–
Unrealised changes in fair value a	–	4	13
Exchange and other adjustments	(1)	–	(1)
At 31 December 2020	88	4	(79)
Additions	3	–	–
Valuation gains recognised in other comprehensive income	15	–	–
Unrealised changes in fair value b	–	(4)	6
At 31 December 2021	106	–	(73)

a
$21m fair value gain on contingent purchase consideration and $4m gain on derivative financial instruments were presented as exceptional items in the Group income statement. The remaining $8m fair value loss on contingent purchase consideration related to Regent.

b	The change in the fair value of derivative financial instruments is recognised within other impairment charges in the Group income statement and is presented as an exceptional item.